INCOME TAX BENEFIT (EXPENSE) (Components of deferred taxes) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
INCOME TAX BENEFIT (EXPENSE) [Abstract]
Accrued expenses	$ 6,033	37,584	31,697
Inventories	1,825	11,367	10,691
Provisions	97	604	800
Total deferred tax assets, current portion	7,955	49,555	43,188
Valuation allowance	(7,955)	(49,555)	(43,188)
Deferred tax assets, current portion, net
Fixed assets	73	453	610
Net operating losses	28,259	176,056	65,557
Total deferred tax assets, non-current portion	28,332	176,509	66,167
Valuation allowance	(28,332)	(176,509)	(66,167)
Deferred tax assets, non-current portion, net